Commitments and Contingencies (Details)	6 Months Ended
Jun. 30, 2021 USD ($) $ / shares
Commitments and Contingencies (Details) [Line Items]
Underwriting discount (in Dollars per share) | $ / shares	$ 0.2
Underwriting discount amount	$ 7,700,000
Additional price per share (in Dollars per share) | $ / shares	$ 0.35
Deferred underwriting commissions	$ 13,400,000
Excess fees	250,000
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriters additional fee	$ 1,600,000